Annual Fund Operating Expenses - Gator Capital Long/Short Fund - Gator Capital Long/Short Fund [Default Label]	Aug. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.73%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.89%
Other Expenses (as a percentage of Assets):	1.62%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.63%